Acquisition of Alpha Mind (Details) ¥ in Thousands		Jun. 06, 2024 USD ($)	Dec. 28, 2023 CNY (¥)		Dec. 28, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 28, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Acquisition of Alpha Mind [Line Items]
Total consideration | ¥	[1]		¥ 1,299,654
Outstanding principal amount		$ 27,342,000
Consummation amount paid					$ 180,000,000
Contingent Consideration Liability									$ 177,862,000
Goodwill (in Yuan Renminbi)			¥ 1,284,218	[2]		¥ 709,240	$ 101,066,000
Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
Percentage of issued and outstanding shares			100.00%						100.00%
Total consideration			¥ 1,299,654					$ 180,000	$ 180,000,000
Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Maturity days			90 days		90 days
Interest rate			3.00%		3.00%
Promissory Note [Member] | MMTEC, Inc. [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount			¥ 1,104,706		$ 153,000,000
Promissory Note [Member] | MMTEC, Inc. [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount			¥ 194,948		$ 27,000,000
USD [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate						1.00	1.00	1
RMB [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate						7.0176	7.0176	7.2203

[1]	Total purchase consideration is $180,000, at exchange rate of 1 USD/RMB=7.2203
[2]	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that’s the main reason we paid $180,000 (equivalent to RMB 1,299,654) of which $177,862 (equivalent to RMB 1,284,218) was attribute to goodwill.